Goodwill - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [Line Items]
Goodwill impairment charges		$ 207,544
Projected cash flows period	five-year
Canadian Contract Drilling CGU [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill impairment charges		$ 172,000
Recoverable amount of asset or cash-generating unit		11.66%
Value in use		$ 942,000
Canada Contract Drilling CGU [member]
Disclosure of information for cash-generating units [Line Items]
Percentage increase in discount rates resulted in additional impairment		0.50%
Additional impairment charges to remaining assets		$ 37,000
U.S. Directional Drilling CGU [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill impairment charges		$ 35,000
Recoverable amount of asset or cash-generating unit		12.16%
Value in use		$ 39,000
Percentage increase in discount rates resulted in additional impairment		0.50%
Additional impairment charges to remaining assets		$ 2,000